FINANCIAL INVESTORS TRUST

Emerald Growth Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 27, 2020 TO THE FUND’S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2019

Effective as of February 10, 2020, shares of the Fund will be open to all investors seeking to purchase shares of the Fund either directly or through third-party intermediaries.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.